Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following table shows the computation of basic and diluted earnings per share for the three and nine months ended September 30, 2024 and 2023:
	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023

Numerator:
Net (loss) income attributable to High Wire Networks, Inc. common shareholders	$(1,670,439)	$(3,550,649)	$2,014,058	$(7,524,335)

Denominator
Weighted average common shares outstanding, basic	963,650	951,442	962,765	890,774
Effect of dilutive securities	-	-	109,485	-
Weighted average common shares outstanding, diluted	963,650	951,442	1,072,250	890,774

Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic:
Net loss from continuing operations	$(1.73)	$(4.01)	$(8.02)	$(7.16)
Net income (loss) from discontinued operations, net of taxes	$-	$0.28	$10.11	$(1.29)
Net income (loss) per share	$(1.73)	$(3.73)	$2.09	$(8.45)

Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, diluted:
Net loss from continuing operations	$(1.73)	$(4.01)	$(7.20)	$(7.16)
Net income (loss) from discontinued operations, net of taxes	$-	$0.28	$9.08	$(1.29)
Net income (loss) per share	$(1.73)	$(3.73)	$1.88	$(8.45)